Virtus Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—5.5%
Communication Services—1.2%
Diamond Sports Group LLC 144A 5.375%, 8/15/26(1)	$2,000	$1,440
DISH DBS Corp. 7.375%, 7/1/28	3,000	3,147
Entercom Media Corp. 144A 6.500%, 5/1/27(1)	665	687
Gray Television, Inc. 144A 4.750%, 10/15/30(1)	2,000	1,983
iHeartCommunications, Inc. 8.375%, 5/1/27	4,900	5,255
Liberty Interactive LLC 4.000%, 11/15/29	8,000	6,120
Live Nation Entertainment, Inc. 144A 4.875%, 11/1/24(1)	2,000	2,035
Meredith Corp. 6.875%, 2/1/26	1,606	1,652
Sinclair Television Group, Inc. 144A 5.125%, 2/15/27(1)	2,000	1,953
		24,272

Consumer Discretionary—1.5%
Bed Bath & Beyond, Inc. 4.915%, 8/1/34	1,950	1,823
Ford Motor Co. 8.500%, 4/21/23	2,800	3,122
Ford Motor Credit Co. LLC
3.370%, 11/17/23	4,000	4,100
5.125%, 6/16/25	3,000	3,240
4.125%, 8/17/27	2,000	2,065
Installed Building Products, Inc. 144A 5.750%, 2/1/28(1)	4,437	4,637
Prime Security Services Borrower LLC 144A 5.250%, 4/15/24(1)	1,680	1,792
QVC, Inc. 4.750%, 2/15/27	3,000	3,105
Signal Parent, Inc. 144A 6.125%, 4/1/29(1)	3,000	2,970
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	3,000	3,214
		30,068

	Par Value	Value

Energy—0.1%
Glenn Pool Oil & Gas Trust 6.000%, 8/2/21(2)	$1,774	$1,596
Financials—0.8%
AHP Health Partners, Inc. 144A 9.750%, 7/15/26(1)	3,784	4,101
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	1,800	1,777
ICAHN Enterprises LP 144A 4.375%, 2/1/29(1)	2,000	1,954
MPH Acquisition Holdings LLC 144A 5.750%, 11/1/28(1)	2,976	2,902
New Residential Investment Corp. 144A 6.250%, 10/15/25(1)	2,000	2,007
Quicken Loans, Inc.
144A 5.250%, 1/15/28(1)	2,013	2,114
144A 3.875%, 3/1/31(1)	1,000	963
		15,818

Health Care—0.6%
Emergent BioSolutions, Inc. 144A 3.875%, 8/15/28(1)	2,000	1,955
Encompass Health Corp. 4.500%, 2/1/28	3,000	3,072
Molina Healthcare, Inc. 144A 4.375%, 6/15/28(1)	2,000	2,058
Teva Pharmaceutical Finance Netherlands III B.V.
6.000%, 4/15/24	3,650	3,887
3.150%, 10/1/26	1,400	1,339
		12,311

Industrials—0.1%
Griffon Corp. 5.750%, 3/1/28	2,000	2,128
Information Technology—0.9%
Alliance Data Systems Corp. 144A 4.750%, 12/15/24(1)	2,000	2,052
ams AG 144A 7.000%, 7/31/25(1)	3,000	3,211
Austin BidCo, Inc. 144A 7.125%, 12/15/28(1)	1,950	1,984
	Par Value	Value

Information Technology—continued
Dell International LLC 144A 8.100%, 7/15/36(1)	$3,000	$4,394
NCR Corp. 144A 5.125%, 4/15/29(1)	3,000	3,023
Sensata Technologies BV 144A 4.000%, 4/15/29(1)	3,000	3,054
		17,718

Materials—0.3%
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(1)	2,000	2,049
Schweitzer-Mauduit International, Inc. 144A 6.875%, 10/1/26(1)	2,500	2,650
		4,699

Total Corporate Bonds and Notes (Identified Cost $107,525)		108,610

Leveraged Loans(3)—90.9%
Aerospace—4.0%
AI Convoy (Luxembourg) S.a.r.l. Tranche B (6 month LIBOR + 3.500%) 4.500%, 1/18/27	4,640	4,632
American Airlines, Inc.
(3 month LIBOR + 4.750%) 0.000%, 4/20/28(4)	9,085	9,298
2017, Tranche B (1 month LIBOR + 2.000%) 2.115%, 4/28/23	3,747	3,566
2017, Tranche B (1 month LIBOR + 2.000%) 2.106%, 12/14/23	13,435	12,820
Delta Air Lines, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/20/27	9,008	9,449
Ducommun, Inc. Tranche B (1 month LIBOR + 4.000%) 4.109%, 11/21/25	7,390	7,304
See Notes to Schedule of Investments

Virtus Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Aerospace—continued
Dynasty Acquisition Co., Inc.
2020, Tranche B-1 (3 month LIBOR + 3.500%) 3.703%, 4/6/26	$3,594	$3,477
2020, Tranche B-2 (3 month LIBOR + 3.500%) 3.703%, 4/6/26	1,937	1,874
MB Aerospace Holdings II Corp. First Lien (3 month LIBOR + 3.500%) 4.500%, 1/22/25	4,618	4,278
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27	4,395	4,665
Spirit AeroSystems, Inc. (1 month LIBOR + 5.250%) 6.000%, 1/15/25	2,893	2,901
TransDigm, Inc. Tranche E (1 month LIBOR + 2.250%) 2.359%, 5/30/25	9,490	9,287
WP CPP Holdings LLC First Lien (3 month LIBOR + 3.750%) 4.750%, 4/30/25	4,588	4,456
		78,007

Chemicals—5.4%
Alpha 3 BV (3 month LIBOR + 2.500%) 3.000%, 3/18/28	4,455	4,438
Aruba Investments Holdings LLC First Lien (3 month LIBOR + 4.000%) 4.750%, 11/24/27	2,665	2,658
Ascend Performance Materials Operations LLC 2021 (3 month LIBOR + 4.750%) 5.500%, 8/27/26	2,852	2,887
Consolidated Energy Finance S.A. (1 month LIBOR + 2.500%) 2.609%, 5/7/25	9,629	9,389
CPC Acquisition Corp. First Lien (3 month LIBOR + 3.750%) 4.500%, 12/29/27	1,595	1,594
	Par Value	Value

Chemicals—continued
Emerald Performance Materials LLC Tranche B, First Lien (1 month LIBOR + 4.000%) 5.000%, 8/12/25	$4,940	$4,939
Ferro Corp.
Tranche B-1 (3 month LIBOR + 2.250%) 2.453%, 2/14/24	1,062	1,054
Tranche B-2 (3 month LIBOR + 2.250%) 2.453%, 2/14/24	1,523	1,513
Tranche B-3 (3 month LIBOR + 2.250%) 2.453%, 2/14/24	1,316	1,307
Gemini HDPE LLC 2027 (3 month LIBOR + 3.000%) 3.500%, 12/31/27	5,450	5,419
Ineos U.S. Finance LLC 2024 (1 month LIBOR + 2.000%) 2.109%, 4/1/24	26,273	25,956
Ineos U.S. Petrochem LLC 2026, Tranche B (3 month LIBOR + 2.750%) 3.250%, 1/29/26	2,958	2,947
Minerals Technologies, Inc. Tranche B-1 (1 month LIBOR + 2.250%) 3.000%, 2/14/24	5,741	5,734
Momentive Performance Materials, Inc. First Lien (1 month LIBOR + 3.250%) 3.360%, 5/15/24	995	977
New Arclin US Holding Corp. 2021 (1 month LIBOR + 4.000%) 5.000%, 3/2/26	2,510	2,506
PQ Corp. Tranche B (3 month LIBOR + 2.250%) 2.462%, 2/8/27	9,634	9,554
Starfruit Finco B.V. (1 month LIBOR + 2.750%) 2.860%, 10/1/25	5,711	5,620
Trinseo Materials Operating SCA Tranche B-2, First Lien (3 month LIBOR + 2.500%) 0.000%, 3/17/28(4)	2,200	2,175
	Par Value	Value

Chemicals—continued
Tronox Finance LLC First Lien, Tranche B (3 month LIBOR + 2.500) 2.648%, 3/10/28	$5,200	$5,169
Vantage Specialty Chemicals, Inc.
First Lien (3 month LIBOR + 3.500%) 4.500%, 10/28/24	3,371	3,178
Second Lien (3 month LIBOR + 8.250%) 9.250%, 10/27/25	7,470	6,933
		105,947

Consumer Durables—0.9%
Acproducts, Inc. First Lien (3 month LIBOR + 6.500%) 7.500%, 8/18/25	2,525	2,573
Energizer Holdings, Inc. (3 month LIBOR + 2.500%) 2.750%, 12/22/27	2,700	2,685
Resideo Funding, Inc. Tranche B (3 month LIBOR + 2.250%) 2.750%, 2/11/28	3,240	3,228
Weber-Stephen Products LLC Tranche B (3 month LIBOR + 3.250%) 4.000%, 10/30/27	4,222	4,217
White Cap Buyer LLC (3 month LIBOR + 4.000%) 4.500%, 10/19/27	4,955	4,943
		17,646

Consumer Non-Durables—0.9%
ABG Intermediate Holdings 2 LLC
2021 (3 month LIBOR + 3.250%) 4.000%, 9/27/24	4,134	4,120
First Lien (3 month LIBOR + 3.250%) 6.250%, 9/27/24	2,821	2,821
Coty, Inc.
Tranche A (1 month LIBOR + 1.500%) 1.604%, 4/5/23	7,825	7,512
Tranche B (1 month LIBOR + 2.250%) 2.354%, 4/7/25	992	952
See Notes to Schedule of Investments

Virtus Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Consumer Non-Durables—continued
New Trojan Parent, Inc. First Lien (3 month LIBOR + 3.250%) 3.750%, 1/6/28	$2,395	$2,380
		17,785

Energy—1.0%
BCP Raptor II LLC (1 month LIBOR + 4.750%) 4.859%, 11/3/25	4,833	4,598
BCP Raptor LLC (1 month LIBOR + 4.250%) 5.250%, 6/24/24	7,830	7,521
Blackbrush Oil & Gas LP PIK Interest Capitalization (3 month LIBOR + 5.000%) 6.000%, 9/3/25(5)	4,731	4,731
Lower Cadence Holdings LLC (1 month LIBOR + 4.000%) 4.115%, 5/22/26	3,491	3,401
		20,251

Financial—7.6%
Acrisure LLC 2020, Tranche B (3 month LIBOR + 3.500%) 3.703%, 2/15/27	2,394	2,362
AltiSource Solutions S.a.r.l. Tranche B (3 month LIBOR + 4.000%) 5.000%, 4/3/24	3,235	2,746
AmWINS Group, Inc. (1 month LIBOR + 2.250%) 3.000%, 2/19/28	3,676	3,646
Aretec Group, Inc.
First Lien (1 month LIBOR + 4.250%) 4.359%, 10/1/25	12,746	12,718
Second Lien (1 month LIBOR + 8.250%) 8.359%, 10/1/26	5,930	5,839
Asurion LLC
Tranche B-3, Second Lien (1 month LIBOR + 5.250%) 5.359%, 1/31/28	6,150	6,258
Tranche B-8 (1 month LIBOR + 3.250%) 3.359%, 12/23/26	27,232	27,042
	Par Value	Value

Financial—continued
Tranche B-9 (1 month LIBOR + 3.250%) 3.359%, 7/31/27	$4,250	$4,217
Blackstone Mortgage Trust, Inc. Tranche B-2 (1 month LIBOR + 4.750%) 5.750%, 4/23/26	3,374	3,374
Broadstreet Partners, Inc. Tranche B-1 (1 month LIBOR + 3.750%) 4.750%, 1/27/27	2,977	2,973
Citadel Securities LP 2021 (3 month LIBOR + 2.500%) 2.609%, 2/2/28	8,700	8,598
Ditech Holding Corp. Tranche B (3 month PRIME + 5.000%) 0.000%, 6/30/22(6)	4,204	743
DRW Holdings LLC First Lien (1 month LIBOR + 3.750%) 3.859%, 3/1/28	7,385	7,367
EVO Payments International LLC First Lien (1 month LIBOR + 3.250%) 3.360%, 12/22/23	7,186	7,163
First Eagle Holdings, Inc. 2018, Tranche B (3 month LIBOR + 2.500%) 2.703%, 2/1/27	3,990	3,933
iStar, Inc. Tranche B (1 month LIBOR + 2.750%) 2.854%, 6/28/23	14,570	14,534
Jane Street Group LLC (1 month LIBOR + 2.750%) 2.859%, 1/31/28	9,865	9,751
Nexus Buyer LLC (1 month LIBOR + 3.750%) 3.861%, 11/9/26	3,982	3,960
Orion Advisor Solutions, Inc. (3 month LIBOR + 3.750%) 4.500%, 9/24/27	6,189	6,182
RealPage, Inc. First Lien (3 month LIBOR + 3.750%) 0.000%, 2/18/28(4)	3,935	3,915
Russell Investments US Institutional Holdco, Inc. 2025 (3 month LIBOR + 3.000%) 4.000%, 5/30/25	3,800	3,777
	Par Value	Value

Financial—continued
VFH Parent LLC (3 month LIBOR + 3.000%) 3.110%, 3/1/26	$7,782	$7,754
		148,852

Food / Tobacco—1.9%
City Brewing Co. LLC First Lien (3 month LIBOR + 3.500%) 0.000%, 10/1/26(4)	2,860	2,846
IRB Holding Corp. (3 month LIBOR + 3.250%) 4.250%, 12/15/27	4,239	4,219
Panera Bread Co. (1 month LIBOR + 2.250%) 2.375%, 7/18/22	5,298	5,179
Quirch Foods Holdings LLC (6 month LIBOR + 5.250%) 6.250%, 10/27/27	4,988	5,016
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 0.000%, 3/31/28(4)	4,790	4,767
UTZ Quality Foods LLC 2021 0.000%, 1/20/28(4)	3,394	3,386
Whole Earth Brands, Inc. (3 month LIBOR + 4.500%) 5.500%, 2/2/28	5,950	5,890
Woof Holdings, Inc.
First Lien (3 month LIBOR + 3.750%) 4.500%, 12/21/27	4,660	4,637
Second Lien (3 month LIBOR + 7.250%) 8.000%, 12/21/28	500	507
		36,447

Food and Drug—0.2%
United Natural Foods, Inc. First Lien (1 month LIBOR + 3.500%) 3.609%, 10/22/25	3,908	3,902
Forest Prod / Containers—2.0%
Anchor Packaging LLC (1 month LIBOR + 4.000%) 4.109%, 7/18/26	2,791	2,791
See Notes to Schedule of Investments

Virtus Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Forest Prod / Containers—continued
Berlin Packaging LLC Tranche B-4 (3 month LIBOR + 3.250%) 3.750%, 3/11/28	$4,860	$4,807
Graham Packaging Co., Inc. (1 month LIBOR + 3.000%) 3.750%, 8/4/27	8,757	8,696
Klockner Pentaplast of America, Inc. Tranche B (3 month LIBOR + 4.750%) 5.250%, 2/12/26	2,800	2,789
Pregis TopCo LLC
(1 month LIBOR + 4.250%) 5.000%, 7/31/26	4,900	4,900
First Lien (1 month LIBOR + 3.750%) 3.859%, 7/31/26	2,680	2,656
Reynolds Group Holdings, Inc. Tranche B-2 (1 month LIBOR + 3.250%) 3.359%, 2/5/26	4,144	4,095
Schweitzer-Mauduit International, Inc. Tranche B (3 month LIBOR + 4.000%) 0.000%, 1/27/28(4)	3,135	3,123
Spa Holdings 3 Oy Tranche B 0.000%, 3/10/28(4)	2,835	2,828
TricorBraun, Inc.
(6 month LIBOR + 3.250%) 3.750%, 3/3/28	1,824	1,806
(6 month LIBOR + 3.250%) 3.750%, 3/3/28	14	14
(6 month LIBOR + 3.250%) 3.750%, 3/3/28(7)	397	393
		38,898

Gaming / Leisure—3.4%
Aimbridge Acquisition Co., Inc. 2020 (3 month LIBOR + 6.000%) 6.750%, 2/2/26	1,910	1,910
Caesars Resort Collection LLC
Tranche B (1 month LIBOR + 2.750%) 2.859%, 12/23/24	11,675	11,495
	Par Value	Value

Gaming / Leisure—continued
Tranche B-1 (1 month LIBOR + 4.500%) 4.609%, 7/21/25	$11,841	$11,855
Churchill Downs, Inc. Tranche B-1 (3 month LIBOR + 2.000%) 2.120%, 3/17/28	1,500	1,491
Enterprise Development Authority Tranche B (3 month LIBOR + 4.250%) 0.000%, 2/18/28(4)	2,010	2,015
Everi Payments, Inc. Tranche B (1 month LIBOR + 2.750%) 3.500%, 5/9/24	9,693	9,625
Golden Entertainment, Inc. Tranche B, First Lien (1 month LIBOR + 3.000%) 3.750%, 10/21/24	1,465	1,443
Golden Nugget, Inc. First Lien (2 month LIBOR + 2.500%) 3.250%, 10/4/23	3,885	3,820
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24	2,560	2,454
Playtika Holding Corp. Tranche B-1 (3 month LIBOR + 2.750%) 0.000%, 3/5/28(4)	9,450	9,391
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 2.859%, 8/14/24	6,108	5,985
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 2.500%, 2/8/27	6,334	6,226
		67,710

Healthcare—9.4%
Agiliti Health, Inc. (3 month LIBOR + 2.750%) 3.500%, 1/5/26	5,334	5,268
AHP Health Partners, Inc. Tranche B-1 (1 month LIBOR + 3.750%) 4.750%, 6/30/25	8,781	8,784
Amneal Pharmaceuticals LLC (1 month LIBOR + 3.500%) 3.625%, 5/4/25	7,537	7,391
	Par Value	Value

Healthcare—continued
ASP Navigate Acquisition Corp. (3 month LIBOR + 4.500%) 5.500%, 10/6/27	$3,825	$3,816
AthenaHealth, Inc. Tranche B-1 (3 month LIBOR + 4.250%) 4.453%, 2/11/26	7,415	7,421
Avantor Funding, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 3.250%, 11/8/27	3,342	3,340
Bausch Health Cos., Inc. (1 month LIBOR + 3.000%) 3.109%, 6/2/25	6,015	5,993
Bioscrip, Inc. First Lien (1 month LIBOR + 3.750%) 3.859%, 8/6/26	4,020	4,002
Cano Health LLC
(3 month LIBOR + 4.750%) 5.500%, 11/19/27	2,595	2,593
(3 month LIBOR + 4.750%) 4.750%, 11/19/27(7)	948	948
Change Healthcare Holdings LLC (3 month LIBOR + 2.500%) 3.500%, 3/1/24	10,556	10,539
Endo Luxembourg Finance Co. S.a.r.l. Tranche B (3 month LIBOR + 5.000%) 0.000%, 4/29/24(4)	3,727	3,685
Gentiva Health Services, Inc. Tranche B-1 (1 month LIBOR + 2.750%) 2.875%, 7/2/25	3,477	3,452
GoodRx, Inc. First Lien (1 month LIBOR + 2.750%) 2.865%, 10/10/25	3,019	3,006
Greatbatch Ltd. Tranche B (1 month LIBOR + 2.500%) 3.500%, 10/27/22	5,592	5,592
HCA, Inc. Tranche B-12 (1 month LIBOR + 1.750%) 1.859%, 3/13/25	17,072	17,054
Indivior Finance LLC 2017 (3 month LIBOR + 4.500%) 5.500%, 12/19/22	13,086	13,009
See Notes to Schedule of Investments

Virtus Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Healthcare—continued
Kindred Healthcare LLC Tranche B (1 month LIBOR + 4.500%) 4.625%, 7/2/25	$8,823	$8,823
Lannett Co., Inc. Tranche B (3 month LIBOR + 5.375%) 6.375%, 11/25/22	4,627	4,413
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.865%, 11/17/25	3,565	3,555
Midwest Physician Administrative Services LLC First Lien (3 month LIBOR + 3.250%) 4.000%, 3/12/28	3,240	3,218
Milano Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 4.750%, 10/1/27	5,711	5,682
MPH Acquisition Holdings LLC (3 month LIBOR + 2.750%) 3.750%, 6/7/23	4,600	4,572
National Mentor Holdings, Inc.
First Lien (3 month LIBOR + 1.000%) 1.000%, 3/1/28(7)	444	441
First Lien (3 month LIBOR + 3.750%) 4.500%, 3/1/28	4,032	4,005
Tranche C, First Lien (3 month LIBOR + 0.000%) 0.750%, 3/1/28	134	134
Onex TSG Intermediate Corp. (3 month LIBOR + 4.750%) 5.500%, 2/23/28	2,930	2,896
Packaging Coordinators Midco, Inc. Tranche B, First Lien (3 month LIBOR + 3.750%) 4.500%, 11/30/27	5,835	5,828
Parexel International Corp. (3 month LIBOR + 2.750%) 2.859%, 9/27/24	4,802	4,742
	Par Value	Value

Healthcare—continued
Pluto Acquisition I, Inc. 2020, First Lien (1 month LIBOR + 5.000%) 5.500%, 6/22/26	$2,394	$2,394
PPD, Inc. (1 month LIBOR + 2.250%) 2.750%, 1/13/28	2,650	2,634
RPI Intermediate Finance Trust Tranche B-1 0.000%, 2/11/27(4)	4,893	4,881
RXB Holdings, Inc. First Lien (3 month LIBOR + 5.250%) 6.000%, 12/17/27	3,980	3,960
SCP Eye Care Services LLC
(3 month LIBOR + 1.000%) 1.000%, 3/15/28(7)	479	479
(3 month LIBOR + 4.500%) 5.250%, 3/15/28	2,766	2,762
Sterigenics-Nordion Holdings LLC (3 month LIBOR + 2.750%) 3.250%, 12/13/26	4,125	4,110
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month LIBOR + 3.750%) 0.000%, 10/1/26(4)	2,500	2,495
Syneos Health, Inc. Tranche A, First Lien (1 month LIBOR + 1.250%) 1.359%, 3/26/24	2,510	2,480
Team Health Holdings, Inc. (1 month LIBOR + 2.750%) 3.750%, 2/6/24	2,444	2,267
TTF Holdings LLC (3 month LIBOR + 4.250%) 0.000%, 3/31/28(4)	2,750	2,736
		185,400

Housing—3.2%
84 Lumber Co. Tranche B-1 (3 month LIBOR + 3.000%) 3.750%, 11/13/26	4,494	4,486
Beacon Roofing Supply, Inc. (1 month LIBOR + 2.250%) 2.365%, 1/2/25	1,313	1,305
	Par Value	Value

Housing—continued
Brookfield Property REIT, Inc.
Tranche A-2 (1 month LIBOR + 3.000%) 3.109%, 8/28/23	$6,833	$6,652
Tranche B (1 month LIBOR + 2.500%) 2.609%, 8/27/25	13,452	12,832
Cushman & Wakefield US Borrower LLC (1 month LIBOR + 2.750%) 2.865%, 8/21/25	11,179	10,939
Foundation Building Materials, Inc. First Lien (1 month LIBOR + 3.250%) 3.750%, 1/31/28	4,560	4,513
Hillman Group, Inc. (The)
(3 month LIBOR + 2.750%) 0.000%, 2/24/28(4)(7)	544	540
Tranche B-1 (3 month LIBOR + 2.750%) 0.000%, 2/24/28(4)	2,677	2,661
LBM Acquisition LLC
(3 month LIBOR + 3.750%) 0.000%, 12/8/27(4)	326	325
(3 month LIBOR + 3.750%) 0.000%, 12/8/27(4)(7)	543	541
First Lien (3 month LIBOR + 3.750%) 4.500%, 12/17/27	3,914	3,895
Realogy Group LLC Tranche A (1 month LIBOR + 1.750%) 1.859%, 2/8/23	8,300	8,214
SiteOne Landscape Supply LLC Tranche B (3 month LIBOR + 2.000%) 2.500%, 3/23/28	3,500	3,491
TAMKO Building Products, Inc. (3 month LIBOR + 3.000%) 0.000%, 5/29/26(4)	3,491	3,472
		63,866

Information Technology—12.4%
Ahead DB Holdings LLC First Lien (3 month LIBOR + 5.000%) 6.000%, 10/18/27	3,700	3,705
See Notes to Schedule of Investments

Virtus Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Allegro MicroSystems, Inc. (1 month LIBOR + 4.000%) 4.250%, 9/24/27	$283	$282
Avast Software BV Tranche B 0.000%, 3/15/28(4)	1,000	999
Avaya, Inc.
Tranche B-1 (1 month LIBOR + 4.250%) 4.356%, 12/15/27	8,658	8,657
Tranche B-2 (1 month LIBOR + 4.000%) 4.106%, 12/15/27	1,800	1,799
Barracuda Networks, Inc. First Lien (3 month LIBOR + 3.750%) 4.500%, 2/12/25	4,256	4,250
Brave Parent Holdings, Inc. (1 month LIBOR + 4.000%) 4.109%, 4/18/25	4,258	4,254
Brooks Automation, Inc. Tranche B (6 month LIBOR + 2.500%) 2.740%, 10/4/24	2,229	2,186
Buzz Finco LLC (1 month LIBOR + 3.250%) 3.750%, 1/29/27	1,990	1,985
Cablevision Lightpath LLC (3 month LIBOR + 3.250%) 3.750%, 11/30/27	3,067	3,060
Cloudera, Inc. (1 month LIBOR + 2.500%) 3.250%, 12/22/27	3,355	3,347
CommerceHub, Inc. First Lien (1 month LIBOR + 4.000%) 4.750%, 12/29/27	3,985	3,987
Constant Contact, Inc.
First Lien 0.000%, 2/10/28(7)	558	554
First Lien (3 month LIBOR + 3.750%) 4.500%, 2/10/28	2,077	2,064
ConvergeOne Holdings, Inc. First Lien (1 month LIBOR + 5.000%) 5.109%, 1/5/26	2,061	1,986
Cornerstone OnDemand, Inc. (1 month LIBOR + 4.250%) 4.361%, 4/22/27	3,129	3,130
DCert Buyer, Inc.
First Lien (1 month LIBOR + 4.000%) 4.109%, 10/16/26	1,596	1,592
	Par Value	Value

Information Technology—continued
Second Lien (1 month LIBOR + 7.000%) 7.109%, 2/16/29	$1,520	$1,527
Dell International LLC Tranche B-2 (1 month LIBOR + 1.750%) 2.000%, 9/19/25	9,321	9,308
E2open LLC (3 month LIBOR + 3.500%) 4.000%, 2/4/28	3,425	3,419
Endurance International Group Holdings, Inc. (6 month LIBOR + 3.500%) 4.250%, 2/10/28	3,800	3,755
Flexera Software LLC Tranche B-1 0.000%, 2/26/25(4)	1,596	1,597
Gigamon, Inc. First Lien (3 month LIBOR + 3.750%) 4.500%, 12/27/24	6,339	6,343
Greeneden US Holdings II LLC Tranche B-4 (1 month LIBOR + 4.000%) 4.750%, 12/1/27	5,280	5,276
Hyland Software, Inc.
(3 month LIBOR + 6.250%) 0.000%, 7/7/25(4)	250	250
2018 (1 month LIBOR + 3.500%) 0.000%, 7/1/24(4)	500	499
Infinite Bidco LLC First Lien (3 month LIBOR + 3.750%) 4.250%, 3/2/28	2,335	2,315
Internap Holding LLC PIK Interest Capitalization (3 month LIBOR + 6.500%) 7.500%, 5/8/25(8)	449	224
Ivanti Software, Inc.
(1 week LIBOR + 4.000%) 4.750%, 12/1/27	2,680	2,665
First Lien (1 month LIBOR + 4.750%) 5.750%, 12/1/27	3,090	3,099
LI Group Holdings, Inc. 2021 (3 month LIBOR + 3.750%) 4.500%, 3/11/28	3,192	3,200
Liftoff Mobile, Inc. (1 month LIBOR + 3.500%) 4.250%, 2/17/28	2,638	2,625
LogMeIn, Inc. First Lien (1 month LIBOR + 4.750%) 4.860%, 8/31/27	8,090	8,062
	Par Value	Value

Information Technology—continued
MA Financeco LLC
Tranche B-3 (1 month LIBOR + 2.750%) 2.859%, 6/21/24	$911	$901
Tranche B-4 (3 month LIBOR + 4.250%) 5.250%, 6/5/25	6,764	6,790
Macom Technology Solutions Holdings, Inc. (1 month LIBOR + 2.250%) 2.359%, 5/17/24	1,714	1,700
Marcel Lux IV S.a.r.l. (3 month LIBOR + 4.000%) 4.750%, 12/31/27	4,500	4,503
Mavenir Systems, Inc. (3 month LIBOR + 6.000%) 7.000%, 5/8/25	7,465	7,446
McAfee LLC Tranche B (1 month LIBOR + 3.750%) 3.859%, 9/30/24	8,058	8,056
Mermaid Bidco, Inc. Tranche B (3 month LIBOR + 4.250%) 5.000%, 12/22/27	4,243	4,237
Planview Parent, Inc. First Lien (3 month LIBOR + 4.000%) 4.750%, 12/17/27	3,552	3,547
Project Ruby Ultimate Parent Corp. First Lien (3 month LIBOR + 3.250%) 4.000%, 3/3/28	4,110	4,091
Rackspace Technology Global, Inc. Tranche B (3 month LIBOR + 2.750%) 3.500%, 2/15/28	7,750	7,675
Redstone Holdco 2 LP (2 month LIBOR + 5.000%) 6.000%, 9/1/27	4,150	4,160
Renaissance Holding Corp. First Lien (1 month LIBOR + 3.250%) 3.359%, 5/30/25	3,242	3,158
Sabre GLBL, Inc. 2020 (1 month LIBOR + 4.000%) 4.750%, 12/17/27	2,593	2,618
Seattle Escrow Borrower LLC (1 month LIBOR + 2.750%) 2.859%, 6/21/24	6,151	6,084
See Notes to Schedule of Investments

Virtus Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Smartbear Software, Inc. First Lien (3 month LIBOR + 4.250%) 4.750%, 11/19/27	$2,200	$2,201
SolarWinds Holdings, Inc. 2018 (1 month LIBOR + 2.750%) 2.859%, 2/5/24	6,236	6,110
SS&C Technologies, Inc. Tranche B-5 (1 month LIBOR + 1.750%) 0.000%, 4/16/25(4)	1,995	1,972
Storable, Inc. Tranche B (3 month LIBOR + 3.750%) 0.000%, 2/26/28(4)	1,610	1,594
Surf Holdings S.a.r.l First Lien (3 month LIBOR + 3.500%) 3.676%, 3/5/27	5,673	5,613
Symplr Software, Inc. First Lien (3 month LIBOR + 4.500%) 5.250%, 12/22/27	2,715	2,718
Syncsort, Inc.
2021 (3 month LIBOR + 4.750%) 5.500%, 8/16/24	2,171	2,165
Tranche B, First Lien 0.000%, 3/20/28(4)	4,325	4,289
Tech Data Corp.
(1 month LIBOR + 3.500%) 3.609%, 6/30/25	7,709	7,724
(1 month LIBOR + 5.500%) 5.609%, 6/30/25	6,746	6,763
TIBCO Software, Inc. Tranche B-3 (1 month LIBOR + 3.750%) 3.860%, 6/30/26	2,410	2,376
Turing Midco LLC (1 month LIBOR + 3.250%) 3.750%, 3/17/28	3,085	3,075
UKG, Inc. 2021 (3 month LIBOR + 3.250%) 4.000%, 5/4/26	5,845	5,845
Ultimate Software Group, Inc. (The) Second Lien (3 month LIBOR + 6.750%) 7.500%, 5/3/27	250	256
	Par Value	Value

Information Technology—continued
Ultra Clean Holdings, Inc. (3 month LIBOR + 3.750%) 3.850%, 2/24/28	$9,210	$9,222
Valkyr Purchaser LLC (3 month LIBOR + 4.000%) 4.750%, 10/29/27	3,200	3,199
Virtusa Corp. (1 month LIBOR + 4.250%) 5.000%, 2/11/28	5,484	5,487
Xperi Holding Corp. Tranche B (1 month LIBOR + 4.000%) 4.109%, 6/1/25	5,828	5,830
		243,406

Manufacturing—1.4%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 4.250%, 10/8/27	2,255	2,249
Blue Tree Holdings, Inc. (3 month LIBOR + 2.500%) 2.610%, 3/4/28(2)	7,230	7,194
Bright Bidco B.V. 2018, Tranche B (3 month LIBOR + 3.500%) 4.500%, 6/30/24	4,141	3,149
Canada Goose, Inc.
2020 (3 month LIBOR + 4.250%) 5.000%, 10/7/27	3,057	3,056
2021 (3 month LIBOR + 4.250%) 4.250%, 10/7/27(4)	998	997
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.750%) 3.500%, 3/31/27	2,233	2,226
Ozark Holdings LLC 2020 (1 month LIBOR + 4.000%) 4.750%, 12/10/27	2,876	2,874
Truck Hero, Inc. (1 month LIBOR + 3.750%) 4.500%, 1/29/28	2,562	2,554
VM Consolidated, Inc. Tranche B, First Lien 0.000%, 3/19/28(4)	3,823	3,791
		28,090

	Par Value	Value

Media / Telecom - Broadcasting—1.8%
Diamond Sports Group LLC (1 month LIBOR + 3.250%) 3.360%, 8/24/26	$2,626	$1,793
Gray Television, Inc. Tranche C (1 month LIBOR + 2.500%) 2.615%, 1/2/26	9,274	9,206
Hubbard Radio LLC (3 month LIBOR + 4.250%) 5.250%, 3/28/25	5,102	5,051
iHeartCommunications, Inc. (1 month LIBOR + 4.000%) 4.750%, 5/1/26	4,660	4,661
LCPR Loan Financing LLC 2021 (3 month LIBOR + 3.750%) 3.843%, 10/15/28	5,500	5,507
Nexstar Broadcasting, Inc. Tranche B-3 (1 month LIBOR + 2.250%) 2.360%, 1/17/24	6,617	6,572
Quincy Newspapers, Inc. Tranche B (3 month PRIME + 2.000%) 4.004%, 11/2/22	2,213	2,199
		34,989

Media / Telecom - Cable/Wireless Video—3.4%
Charter Communications Operating LLC Tranche B2 (1 month LIBOR + 1.750%) 1.870%, 2/1/27	6,606	6,570
Coral-US Co-Borrower LLC Tranche B-5 (1 month LIBOR + 2.250%) 2.359%, 1/31/28	5,706	5,616
CSC Holdings LLC
2017 (1 month LIBOR + 2.250%) 2.356%, 7/17/25	7,272	7,164
2019 (1 month LIBOR + 2.500%) 2.606%, 4/15/27	3,210	3,168
See Notes to Schedule of Investments

Virtus Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Media / Telecom - Cable/Wireless Video—continued
Intelsat Jackson Holdings S.A.
(3 month LIBOR + 5.500%) 6.500%, 7/14/21	$1,638	$1,655
Tranche B-3 (3 month PRIME + 4.750%) 8.000%, 11/27/23(9)	16,345	16,590
Radiate Holdco LLC Tranche B (1 month LIBOR + 3.500%) 4.250%, 9/25/26	5,745	5,739
Virgin Media Bristol LLC Tranche N (1 month LIBOR + 2.500%) 2.606%, 1/31/28	13,665	13,532
Ziggo Financing Partnership Tranche I (1 month LIBOR + 2.500%) 2.606%, 4/30/28	7,350	7,270
		67,304

Media / Telecom - Diversified Media—5.5%
Alliance Data Systems Corp. 2017 (1 month LIBOR + 1.750%) 1.859%, 6/14/22	6,593	6,461
Alpha Topco Ltd. 2018, Tranche B-3 (1 month LIBOR + 2.500%) 3.500%, 2/1/24	5,527	5,467
Applovin Corp. (3 month LIBOR + 3.500%) 3.615%, 8/15/25	5,117	5,108
Arches Buyer, Inc. (1 month LIBOR + 3.250%) 3.750%, 12/6/27	2,693	2,672
Banijay Entertainment SAS Tranche B (1 month LIBOR + 3.750%) 3.854%, 3/1/25	3,013	2,978
Cambium Learning Group, Inc. First Lien (3 month LIBOR + 4.500%) 5.250%, 12/18/25	3,181	3,180
Camelot US Acquisition I Co. (1 month LIBOR + 3.000%) 4.000%, 10/30/26	5,097	5,092
	Par Value	Value

Media / Telecom - Diversified Media—continued
CD&R Artemis UK Bidco Ltd. Tranche B (3 month LIBOR + 6.000%) 6.173%, 5/11/27	$2,500	$2,479
Deluxe Entertainment Services Group, Inc., PIK Interest Capitalization Second Lien (3 month LIBOR + 8.250%) 9.500%, 9/25/24(2)(6)(10)	4,179	—
Harland Clarke Holdings Corp. (3 month LIBOR + 4.750%) 5.750%, 11/3/23	6,385	5,652
Lions Gate Capital Holdings LLC
Tranche A (1 month LIBOR + 1.750%) 1.859%, 3/22/23	8,756	8,636
Tranche B (1 month LIBOR + 2.250%) 2.359%, 3/24/25	12,748	12,535
Meredith Corp.
Tranche B-2 (1 month LIBOR + 2.500%) 2.609%, 1/31/25	2,227	2,200
Tranche B-3 (3 month LIBOR + 4.250%) 5.250%, 1/31/25	3,672	3,723
MH Sub I LLC
2020 (1 month LIBOR + 3.750%) 4.750%, 9/13/24	4,218	4,213
First Lien (1 month LIBOR + 3.500%) 3.609%, 9/13/24	9,458	9,345
Second Lien (1 month LIBOR + 6.250%) 6.365%, 2/12/29	2,000	2,010
Newco Financing Partnership Tranche AV1 (1 month LIBOR + 3.500%) 3.606%, 1/31/29	1,800	1,794
Nielsen Finance LLC Tranche B-5 (1 month LIBOR + 3.750%) 4.750%, 6/6/25	1,761	1,764
Recorded Books, Inc. 2021 (3 month LIBOR + 4.000%) 4.109%, 8/29/25	1,600	1,593
RR Donnelley & Sons Co. Tranche B (3 month LIBOR + 5.000%) 0.000%, 1/15/24(4)	2,932	2,912
	Par Value	Value

Media / Telecom - Diversified Media—continued
UPC Financing Partnership Tranche AV (1 month LIBOR + 3.500%) 3.606%, 1/31/29	$1,800	$1,794
William Morris Endeavor Entertainment LLC Tranche B-1 (3 month LIBOR + 2.750%) 2.897%, 5/18/25	18,139	17,078
		108,686

Media / Telecom - Telecommunications—6.1%
Altice Financing S.A.
2017 (1 month LIBOR + 2.750%) 2.856%, 7/15/25	7,366	7,209
2017 (3 month LIBOR + 2.750%) 2.953%, 1/31/26	13,174	12,898
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.359%, 3/15/27	7,515	7,427
Cincinnati Bell, Inc. Tranche B (1 month LIBOR + 3.250%) 4.250%, 10/2/24	15,554	15,527
Connect US Finco LLC (1 month LIBOR + 3.500%) 4.500%, 12/11/26	8,544	8,508
Consolidated Communications, Inc. (1 month LIBOR + 4.750%) 5.750%, 10/2/27	2,499	2,498
Frontier Communications Corp. (1 month LIBOR + 4.750%) 5.750%, 10/8/21	2,500	2,490
Level 3 Financing, Inc. 2027, Tranche B (1 month LIBOR + 1.750%) 1.859%, 3/1/27	8,986	8,862
Neustar, Inc. Tranche B-4, First Lien (3 month LIBOR + 3.500%) 4.500%, 8/8/24	6,689	6,358
Numericable U.S. LLC
Tranche B-12 (1 month LIBOR + 3.688%) 3.794%, 1/31/26	19,988	19,784
See Notes to Schedule of Investments

Virtus Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Media / Telecom - Telecommunications—continued
Tranche B-13 (3 month LIBOR + 4.000%) 4.198%, 8/14/26	$16,827	$16,768
Windstream Services LLC (1 month LIBOR + 6.250%) 7.250%, 9/21/27	4,823	4,818
Zacapa LLC (6 month LIBOR + 4.500%) 4.703%, 7/2/25	6,882	6,890
		120,037

Media / Telecom - Wireless Communications—0.5%
CCI Buyer, Inc. First Lien (3 month LIBOR + 4.250%) 4.750%, 12/17/27	4,300	4,304
Iridium Satellite LLC Tranche B-1 (1 month LIBOR + 2.750%) 3.750%, 11/4/26	4,610	4,618
		8,922

Metals / Minerals—1.5%
Atkore International, Inc. First Lien (3 month LIBOR + 2.750%) 3.750%, 12/22/23	10,697	10,710
CNX Resources Corp. Tranche B (1 month LIBOR + 4.500%) 4.610%, 9/27/24	5,411	5,066
GrafTech Finance, Inc. (1 month LIBOR + 3.000%) 3.500%, 2/12/25	5,865	5,857
Oxbow Carbon LLC Tranche B, First Lien (1 month LIBOR + 4.250%) 5.000%, 10/17/25	3,802	3,801
U.S. Silica Co.
(3 month LIBOR + 4.000%) 4.125%, 5/1/23(7)	1,687	1,574
(3 month LIBOR + 4.000%) 4.125%, 5/1/23	563	524
W.R. Grace & Co. Tranche B-3 0.000%, 3/30/28(4)	2,200	2,183
		29,715

Retail—3.5%
Academy Ltd. (1 month LIBOR + 5.000%) 5.750%, 11/5/27	5,037	5,040
	Par Value	Value

Retail—continued
Ascena Retail Group, Inc. Tranche B (3 month LIBOR + 0.750%) 1.028%, 8/19/22(6)	$2,344	$358
Belk, Inc.
First Lien (3 month LIBOR + 7.500%) 8.500%, 7/31/25	3,875	3,865
Second Lien 10.000%, 7/31/25	6,880	4,403
CNT Holdings I Corp. First Lien (6 month LIBOR + 3.750%) 4.500%, 11/8/27	3,740	3,730
CWGS Group LLC (1 month LIBOR + 2.750%) 3.500%, 11/8/23	12,018	11,961
Great Outdoors Group LLC Tranche B-1 (3 month LIBOR + 4.250%) 5.000%, 3/5/28	10,174	10,180
J.C. Penney Corp., Inc. Tranche B (3 month LIBOR + 4.250%) 0.000%, 6/23/23(2)(6)	3,733	9
Jo-Ann Stores LLC (3 month LIBOR + 5.000%) 6.000%, 10/20/23	3,960	3,942
Michaels Stores, Inc. 2020, Tranche B (1 month LIBOR + 3.500%) 4.250%, 10/1/27	8,383	8,370
Penney Borrower LLC 0.000%, 12/7/26	123	115
Petco Health and Wellness Co., Inc. First Lien (3 month LIBOR + 3.250%) 4.000%, 3/4/28	6,500	6,471
PetsMart LLC (3 month LIBOR + 3.750%) 4.500%, 2/12/28	5,715	5,702
Rent-A-Center, Inc. (1 month LIBOR + 4.000%) 4.750%, 2/17/28	3,800	3,816
		67,962

Service—9.1%
Adtalem Global Education, Inc.
Tranche B (3 month LIBOR + 3.000%) 3.109%, 4/11/25	3,456	3,419
Tranche B, First Lien (3 month LIBOR + 4.500%) 0.000%, 2/14/28(4)	10,605	10,490
	Par Value	Value

Service—continued
AlixPartners LLP (1 month LIBOR + 2.750%) 3.250%, 2/4/28	$3,950	$3,933
American Public Education, Inc. 0.000%, 3/29/27(4)	1,650	1,625
American Residential Services LLC First Lien (3 month LIBOR + 3.500%) 4.250%, 10/15/27	2,185	2,176
APX Group, Inc. (1 month LIBOR + 5.000%) 5.110%, 12/31/25	4,938	4,932
Array Technologies, Inc. (1 month LIBOR + 3.250%) 3.750%, 10/14/27	4,358	4,350
Ascend Learning LLC
(1 month LIBOR + 3.000%) 4.000%, 7/12/24	6,543	6,509
(1 month LIBOR + 3.750%) 4.750%, 7/12/24	1,895	1,894
Asplundh Tree Expert, LLC 2021 (1 month LIBOR + 1.750%) 1.859%, 9/7/27	2,945	2,936
Belfor Holdings, Inc. First Lien (3 month LIBOR + 4.000%) 0.000%, 4/4/26(4)	3,500	3,500
Cardtronics USA, Inc. (1 month LIBOR + 4.000%) 5.000%, 6/29/27	1,596	1,592
Conservice Midco LLC First Lien (3 month LIBOR + 4.250%) 4.453%, 5/13/27	3,532	3,527
DG Investment Intermediate Holdings 2, Inc.
First Lien (3 month LIBOR + 3.750%) 0.000%, 12/23/24(4)	168	167
First Lien (3 month LIBOR + 3.750%) 4.500%, 3/31/28	2,080	2,068
First Lien (3 month LIBOR + 3.750%) 0.000%, 3/31/28(4)(7)	268	266
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 3.359%, 2/6/26	2,414	2,399
See Notes to Schedule of Investments

Virtus Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Service—continued
Exela Intermediate LLC 2018 (3 month LIBOR + 6.500%) 7.500%, 7/12/23	$6,409	$2,430
GFL Environmental, Inc. 2020 (3 month LIBOR + 3.000%) 3.500%, 5/30/25	3,189	3,189
Grab Holdings, Inc. (6 month LIBOR + 4.500%) 5.500%, 1/29/26	2,315	2,350
Guidehouse LLP (1 month LIBOR + 4.000%) 4.109%, 5/1/25	12,678	12,665
Harsco Corp. (3 month LIBOR + 2.250%) 2.750%, 3/6/28	2,830	2,805
Lakeland Holdings LLC PIK Interest Capitalization First Lien (3 month LIBOR + 3.250) 13.250%, 9/25/27(11)	85	39
MHI Holdings LLC First Lien (1 month LIBOR + 5.000%) 5.109%, 9/20/26	4,850	4,859
National Intergovernmental Purchasing Alliance Co. First Lien (3 month LIBOR + 3.750%) 3.953%, 5/23/25	3,418	3,398
Nielsen Consumer, Inc. Tranche B-1 (1 month LIBOR + 4.000%) 4.103%, 2/5/28	4,000	3,982
Packers Holding LLC (3 month LIBOR + 3.250%) 4.000%, 3/9/28	2,275	2,248
PAE, Inc. First Lien (3 month LIBOR + 4.500%) 5.250%, 10/19/27	3,242	3,239
Peraton Corp.
(3 month LIBOR + 3.750%) 0.000%, 2/1/28(4)	3,188	3,186
(3 month LIBOR + 3.750%) 0.000%, 2/24/28(4)	4,052	4,049
Tranche B, First Lien (3 month LIBOR + 3.750%) 4.500%, 2/1/28(4)	4,114	4,111
	Par Value	Value

Service—continued
Pi US Mergerco, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 4.500%, 1/3/25	$8,476	$8,459
Pitney Bowes, Inc. Tranche B (1 month LIBOR + 4.000%) 4.110%, 3/12/28	2,945	2,939
PODS LLC (3 month LIBOR + 3.000%) 3.750%, 3/31/28	3,170	3,153
Prime Security Services Borrower LLC 2021, Tranche B-1 (1 month LIBOR + 2.750%) 3.500%, 9/23/26	5,791	5,763
Red Ventures LLC
Tranche B-2 (1 month LIBOR + 2.500%) 2.609%, 11/8/24	1,542	1,500
Tranche B-3, First Lien (1 month LIBOR + 3.500%) 4.250%, 11/8/24	2,574	2,570
Refficiency Holdings LLC
(1 month LIBOR + 4.000%) 4.750%, 12/10/27	3,175	3,173
(3 month LIBOR + 1.000%) 4.000%, 12/10/27(7)	612	612
Signal Parent, Inc. Tranche B (3 month LIBOR + 3.500%) 0.000%, 3/25/28(4)	2,800	2,779
Spin Holdco, Inc. (3 month LIBOR + 4.000%) 4.750%, 3/4/28	3,545	3,512
St. George’s University Scholastic Services LLC (1 month LIBOR + 3.250%) 3.360%, 7/17/25	2,525	2,496
Teneo Holdings LLC First Lien (3 month LIBOR + 5.250%) 0.000%, 7/11/25(4)	1,000	997
Travelport Finance (Luxembourg) S.a.r.l. First Lien (3 month LIBOR + 5.000%) 5.220%, 5/29/26	3,433	2,784
Travelport Finance (Luxembourg) S.a.r.l. PIK Interest Capitalization (3 month LIBOR + 8.000%) 9.000%, 2/28/25(12)	4,263	4,335
	Par Value	Value

Service—continued
Ventia Finco Pty Ltd. 2019, Tranche B (3 month LIBOR + 4.000%) 5.000%, 5/21/26	$8,886	$8,886
Weight Watchers International, Inc. (1 month LIBOR + 4.750%) 5.500%, 11/29/24	3,894	3,884
Weld North Education LLC 2020 (1 month LIBOR + 4.000%) 4.750%, 12/15/27	2,992	2,985
WEX, Inc. Tranche B, First Lien (3 month LIBOR + 2.250%) 0.000%, 3/20/28(4)	1,625	1,619
WIN Waste Innovations Holdings, Inc. (1 month LIBOR + 2.750%) 3.250%, 3/25/28	3,960	3,945
Zoominfo LLC (1 month LIBOR + 3.000%) 3.109%, 2/2/26	5,140	5,123
		179,847

Transportation - Automotive—3.4%
Adient US LLC (3 month LIBOR + 4.250%) 4.380%, 5/6/24	5,439	5,432
American Axle & Manufacturing, Inc. Tranche B (1 month LIBOR + 2.250%) 3.000%, 4/6/24	1,715	1,705
American Trailer World Corp. First Lien (1 month LIBOR + 3.750%) 4.500%, 2/17/28	3,205	3,179
Autokiniton US Holdings, Inc.
2019, Tranche B (1 month LIBOR + 5.750%) 5.859%, 5/22/25	4,495	4,484
Tranche B 0.000%, 3/29/28(4)	7,500	7,509
Tranche B (3 month LIBOR + 6.375%) 6.484%, 5/22/25(2)	4,863	4,850
Dana, Inc. 2018, Tranche B (1 month LIBOR + 2.250%) 2.359%, 2/27/26	2,998	2,986
See Notes to Schedule of Investments

Virtus Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Transportation - Automotive—continued
DexKo Global, Inc. Tranche B (3 month LIBOR + 3.500%) 4.500%, 7/24/24	$9,240	$9,215
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 3.620%, 11/6/24	4,015	4,014
RVR Dealership Holdings LLC (3 month LIBOR + 4.000%) 4.750%, 2/8/28	4,000	3,985
Superior Industries International, Inc. (1 month LIBOR + 4.000%) 4.109%, 5/22/24	7,319	7,278
Tenneco, Inc. Tranche B (1 month LIBOR + 3.000%) 3.109%, 10/1/25	7,678	7,469
TI Group Automotive Systems LLC First Lien (1 month LIBOR + 3.750%) 4.500%, 12/16/24	2,065	2,056
Wabash National Corp. (1 month LIBOR + 3.250%) 4.000%, 9/28/27	3,545	3,536
		67,698

Transportation - Land Transportation—0.7%
Daseke Cos., Inc. (3 month LIBOR + 4.000%) 4.750%, 3/9/28	8,000	8,000
Savage Enterprises LLC Tranche B, First Lien (1 month LIBOR + 3.000%) 3.110%, 8/1/25	3,472	3,469
XPO Logistics, Inc. (1 week LIBOR + 1.750%) 1.859%, 2/24/25	2,160	2,145
		13,614

Utility—1.7%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 3.250%, 8/1/25	6,335	6,277
	Par Value	Value

Utility—continued
Calpine Corp.
2019 (1 month LIBOR + 2.200%) 2.110%, 4/5/26	$1,239	$1,224
2020 (1 month LIBOR + 2.500%) 2.610%, 12/2/27	2,993	2,972
Eastern Power LLC Tranche B (3 month LIBOR + 3.750%) 4.750%, 10/2/25	6,343	5,968
Granite Generation LLC (1 month LIBOR + 3.750%) 4.750%, 11/9/26	6,634	6,619
Invenergy Thermal Operating I LLC (1 month LIBOR + 3.000%) 3.109%, 8/28/25	3,727	3,689
Longview Power LLC (2 month LIBOR + 10.000%) 11.500%, 7/30/25	1,536	1,548
Talen Energy Supply LLC (1 month LIBOR + 3.750%) 3.859%, 7/8/26	5,116	4,962
		33,259

Total Leveraged Loans (Identified Cost $1,804,302)		1,788,240

	Shares
Preferred Stocks—0.2%
Energy—0.2%
Blackbrush Oil & Gas PIK, 0.000%(2)(11)	14,098	4,649
Templar Energy LLC Class A, 0.000%(2)	9,283	—
		4,649

Total Preferred Stocks (Identified Cost $4,133)		4,649

Common Stocks—0.9%
Communication Services—0.0%
Desg Holdings, Inc.(2)	475,758	—
Consumer Discretionary—0.0%
Belk, Inc.(2)	1,562	28
JCPenney Propco(2)	17,816	312
	Shares	Value

Consumer Discretionary—continued
Wayne Services Legacy, Inc. (2)	2,073	$—
		340

Energy—0.4%
Blackbrush Oil & Gas(2)	437,150	—
FTS International, Inc. Class A(13)	186,928	4,625
Summit Midstream Partners LP	108,293	2,552
Sunshine Oil & Gas, Inc.(2)	120,539	11
Templar Energy LLC Class A(2)(13)	1,608,573	16
		7,204

Financials—0.3%
Earnout Trust Certificates(2)	2,376	25
TRU Topco Units(2)	1,866	6,348
		6,373

Information Technology—0.0%
Internap Holding LLC(2)	681,392	68
Real Estate—0.1%
Hill Street Properties(2)	85,002	2,040
Utilities—0.1%
Longview Intermediate Holdings LLC(2)	350,306	788
Total Common Stocks (Identified Cost $69,944)		16,813

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(2)(13)	410,667	451
Total Rights (Identified Cost $554)		451

See Notes to Schedule of Investments

Virtus Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Shares	Value

Warrant—0.0%
	Real Estate—0.0%
Hill Street Properties(13)	144,733	$—
	Total Warrant (Identified Cost $2)	—

	Total Long-Term Investments—97.5% (Identified Cost $1,986,460)	1,918,763

	TOTAL INVESTMENTS—97.5% (Identified Cost $1,986,460)	$1,918,763
	Other assets and liabilities, net—2.5%	49,730
	NET ASSETS—100.0%	$1,968,493

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities amounted to a value of $62,959 or 3.2% of net assets.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Variable rate security. Rate disclosed is as of March 31, 2021. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	This loan will settle after March 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(5)	75% of the income received was in cash and 25% was in PIK.
(6)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(7)	Represents unfunded portion of security and commitment fee earned on this portion.
(8)	27% of the income received was in cash and 73% was in PIK.
(9)	Security in default, interest payments are being received during the bankruptcy proceedings.
(10)	74% of the income received was in cash and 26% was in PIK.
(11)	100% of the income received was in PIK.
(12)	28% of the income received was in cash and 72% was in PIK.
(13)	Non-income producing.

Country Weightings†
United States	91%
Luxembourg	5
France	2
Netherlands	1
United Kingdom	1
Total	100%
† % of total investments as of March 31, 2021.
The following table summarizes the market value of the Fund’s investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$108,610	$—	$107,014	$1,596
Leveraged Loans	1,788,240	—	1,781,037	7,203(1)
Equity Securities:
Common Stocks	16,813	7,177	—	9,636(1)
Preferred Stocks	4,649	—	—	4,649(1)
Rights	451	—	—	451
Warrant	—	—	—	—
Total Investments	$1,918,763	$7,177	$1,888,051	$23,535

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $12,153 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end. Securities held by the Fund with an end of period value of $460 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Schedule of Investments

Virtus Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds and Notes	Leveraged Loans	Common Stocks	Preferred Stocks	Right
Investments in Securities
Balance as of December 31, 2020:	$ 27,579	$ 3,992(a)	$ 11,962(a)	$ 9,502(a)	$ 2,123(a)	$ —
Accrued discount/(premium)	15	5	10	—	—	—
Realized gain (loss)	16	9	7	—	—	—
Change in unrealized appreciation (depreciation)(b)	3,679	252	271	630	2,526	—
Purchases	16,155	—	7,262	8,893	—(C)	—
Sales(d)	(12,216)	(2,662)	(165)	(9,389)	—	—
Transfers into Level 3(e)	460	—	9	—	—	451
Transfers from Level 3(e)	(12,153)	—	(12,153)	—	—	—
Balance as of March 31, 2021	$ 23,535	$ 1,596	$ 7,203(a)	$ 9,636(a)	$ 4,649(a)	$ 451
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The change in unrealized appreciation (depreciation) on investments still held at March 31, 2021, was $(1,284).
(C) Amount is less than $500.
(d) Includes paydowns on securities.
(e) Transfers into and/or from represent the ending value as of March 31, 2021, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
Blackbrush Oil & Gas:
The significant unobservable inputs used in the fair value measurement of the reporting entity’s term loan is based on an income and market approach using discounted cash flows and comparable sector curves, respectively. Significant increases (decreases) in these inputs would result in a significantly lower (higher) fair value measurement.
Blackbrush Oil & Gas:
The significant unobservable inputs used in the fair value measurement of the reporting entity’s common stock and preferred equity are based on a market approach of comparable companies’ projected earnings multiples and ranges from 3.94x to 4.35x with a 15% liquidity discount. Significant increases (decreases) in this input would result in a significantly lower (higher) fair value measurement.
See Notes to Schedule of Investments

VIRTUS SEIX FLOATING RATE HIGH INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.